Note 21 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 48,304	$ 46,433
Borrowings	535,133	682,329
United States of America, Dollars | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	111,654	206,336
United States of America, Dollars | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000	20,000
Borrowings	221,008	200,350
Brazil, Brazil Real | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	39,947
Saudi Arabia, Riyals | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,803	18,933
Borrowings	110,923	29,964
Saudi Arabia, Riyals | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,501	7,500
Borrowings	3,035	3,023
Euro Member Countries, Euro | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,104	26,829
Mexico, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		141,802
Argentina, Pesos | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,462	$ 74,025